Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
17.	RELATED PARTY TRANSACTIONS
As discussed in Note 7, the Company pays a royalty to UFRF, a common stockholder, related to a licensing agreement.